MANAGEMENT OF FINANCIAL RISK - FINANCIAL DEBT WITH THIRD PARTY (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Secured bank loans received	$ 501,922		$ 400,035
Notes and debentures issued	0		14,708
Unsecured bank loans received	23,928		39,498
Finance lease liabilities	194,765	$ 184,099	5,527
Cash and cash equivalents	124,706		133,526	$ 141,762	$ 194,035
Net debt	$ 595,909		$ 326,242